Related Parties Transactions And Balances	12 Months Ended
Dec. 31, 2016
Related Party Transaction, Due from (to) Related Party [Abstract]
Related Parties Transactions And Balances
RELATED PARTIES' TRANSACTIONS AND BALANCES

Transactions:	Year ended December 31,
	2016	2015	2014
Income -
Sales to related-party companies (*)	$176,429	$150,999	$138,380
Participation in expenses	$2,502	$2,257	$1,911
Cost and expenses -
Supplies from related parties (**)	$20,224	$14,890	$15,184

Balances:	December 31,
	2016	2015
Trade receivables and other receivables (*)	$88,876	$79,988
Trade payables and advances (**)	$16,110	$13,663

The sales to the Company’s related parties in respect of U.S. government defense contracts are made on the basis of cost.

(*)	The significant sales and balances include sales of helmet mounted cueing systems purchased from the Company by 50%-owned subsidiaries of ESA.

(**)
Includes mainly electro-optics components and sensors, purchased by the Company from a 50%-owned Israeli partnership, and electro-optics products purchased by the Company from another 50%-owned Israeli subsidiary.